Stockholder’s Equity (Details) - Schedule of reserved shares of common stock for future issuance - Leafly Holdings, Inc.[Member] - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholder’s Equity (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Stock options outstanding	11,527	5,765	5,982
Stock options available for future grants	592	5,448
Common stock reserved for future issuance	46,315	63,418
Series A preferred stock [Member]
Stockholder’s Equity (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Series A preferred stock		18,702
Class 1 common stock [Member]
Stockholder’s Equity (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Class common stock		28,564
Class 2 common stock [Member]
Stockholder’s Equity (Details) - Schedule of reserved shares of common stock for future issuance [Line Items]
Class common stock		4,939